Other income (Details) - EUR (€)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Other income from government grants	€ 14,415,368	€ 0	€ 14,415,368	€ 0
Further other incomes	26,173	15,216	27,767	20,678
Other incomes	€ 14,441,541	€ 15,216	€ 14,443,135	€ 20,678